Stock-Based Compensation Plans (Tables)	12 Months Ended
Aug. 31, 2018
Stock-Based Compensation Plans [Abstract]
Stock-based compensation costs recognized for employee services
The following table summarizes the stock-based compensation costs recognized for employee services received during the years ended August 31, 2016, 2017 and 2018:

	Years ended August 31,
	2018	2017	2016

Stock-based compensation costs arising from equity-settled awards	$1,770	$1,439	$1,394
Stock-based compensation costs arising from cash-settled awards	(22)	38	(16)
	$1,748	$1,477	$1,378

Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity
The following table summarizes RSU activity for the years ended August 31, 2016, 2017 and 2018:

	Years ended August 31,
	2018	2017	2016

Outstanding – Beginning of year	1,611,330	1,551,555	1,299,958
Granted	420,621	527,143	572,008
Redeemed	(345,883)	(327,859)	(277,805)
Forfeited	(70,916)	(139,509)	(42,606)
Outstanding – End of year	1,615,152	1,611,330	1,551,555

Deferred Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity
The following table summarizes DSU activity for the years ended August 31, 2016, 2017 and 2018:

	Years ended August 31,
	2018	2017	2016

Outstanding – Beginning of year	174,279	159,127	114,810
Granted	65,745	45,058	44,970
Redeemed	(58,335)	(29,906)	(653)
Outstanding – End of year	181,689	174,279	159,127